Derivative Financial Instruments and Hedging - Notional Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 350,000	$ 956,191
Forward contracts | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	350,000	0
Forward contracts | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 0	$ 956,191